Summary of Significant Accounting Policies - Summary of Property and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2021
Computer Equipment
Property Plant And Equipment Estimated Lives [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures
Property Plant And Equipment Estimated Lives [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Lab equipment
Property Plant And Equipment Estimated Lives [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Leasehold Improvements
Property Plant And Equipment Estimated Lives [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Lesser of estimated useful life or remaining lease term
Equipment under capital lease
Property Plant And Equipment Estimated Lives [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Lesser of estimated useful life or remaining lease term